The Hartford Mutual Funds II, Inc.

690 Lee Road

Wayne, PA 19087

March 1, 2021

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Hartford Mutual Funds II, Inc., File Nos. 002-11387/811-00558

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectuses and statements of additional information being used in connection with the offering of shares of The Hartford Growth Opportunities Fund, The Hartford Small Cap Growth Fund, Hartford Quality Value Fund, Hartford Schroders China A Fund, Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders International Stock Fund, Hartford Schroders International Multi-Cap Value Fund, Hartford Schroders US MidCap Opportunities Fund, Hartford Schroders US Small Cap Opportunities Fund, Hartford Schroders Securitized Income Fund, and Hartford Schroders Tax-Aware Bond Fund, each a series of The Hartford Mutual Funds II, Inc. (the “Registrant”), under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.

that the form of prospectuses and statements of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 162 to the Registrant’s registration statement (the “Amendment”) filed on February 26, 2021; and

2.	that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on February 26, 2021.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-4077.

Sincerely,

/s/ Lisa D. Zeises
Lisa D. Zeises
Assistant Secretary

cc: John V. O’Hanlon, Esq.